STATEMENT OF CASH FLOWS - USD ($)		3 Months Ended	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2024
Cash Flows from Operating Activities:
Net loss	$ (5,000)		$ (2,134,199)
Adjustments to reconcile net income to net cash used in operating activities:
Open Market Subscription Agreement expense		$ 713,794	2,134,199
Accrued liabilities	5,000
Net cash used in operating activities			0
Increase / (Decrease) in cash and cash equivalents	0		0
Cash and cash equivalents, beginning of period	0		0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0